LEASES - Operating lease related assets and liabilities (Details)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jun. 30, 2019 CNY (¥)
Operating lease related assets and liabilities recorded on the balance sheets
Rights of use lease assets	$ 76,420	¥ 532,491	¥ 0
Operating lease liabilities - current	91,919	640,491	¥ 0
Present value of lease liabilities	$ 91,919	¥ 640,491